Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014	Jan. 31, 2015
Entity Registrant Name	TELEPHONE & DATA SYSTEMS INC /DE/
Entity Central Index Key	0001051512
Document Type	10-K
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 2,456,483,210
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Trading Symbol	TDS
Common Shares
Entity Public Float		2,453,235,208
Entity Common Stock, Shares Outstanding			100,728,000
Series A Common Shares
Entity Public Float		2,424,002
Entity Common Stock, Shares Outstanding			7,179,000
Preferred Shares
Entity Public Float		$ 824,000